Federated Hermes High Yield Strategy Portfolio Investment Objectives and Goals - Federated Hermes High Yield Strategy Portfolio	Dec. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Information Federated Hermes High Yield Strategy Portfolio (the “Fund”)
Objective [Heading]	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek high current income by investing primarily in a high-yield bond mutual fund and in a portfolio of fixed-income securities.